Restricted net assets	12 Months Ended
Dec. 31, 2024
Restricted net assets
Restricted net assets

25.Restricted net assets

The Group’s ability to pay dividends may depend on the Group receiving distributions of funds from its PRC subsidiary. Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiary only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

In accordance with the Company law of the PRC, a domestic enterprise is required to provide statutory reserves of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the Board of Directors, from the profits determined in accordance with the enterprise’s PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. The Group’s PRC subsidiary was established as domestic invested enterprise and therefore is subject to the above mentioned restrictions on distributable profits.

The appropriation to these reserves by the Group’s PRC entities were RMB51,504 and RMB24,444 for the years ended December 31, 2023 and 2024, respectively. The accumulated reserves as of December 31, 2023 and 2024 were RMB51,504 and RMB75,948, respectively.

25.Restricted net assets (Continued)

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends, as general reserve fund, the Group’s PRC subsidiary is restricted in their ability to transfer a portion of their net assets to the Group.

Foreign exchange and other regulations in the PRC may further restrict the Group’s PRC subsidiary from transferring funds to the Group in the form of dividends, loans and advances. As of December 31, 2024, amounts restricted are the paid-in capital and additional paid-in capital of the Group’s PRC subsidiaries, which amounted to RMB11,481,519.